BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
BORROWINGS
Schedule of borrowings

	As of December 31,
	2024	2025

Short-term borrowings	1,798,531	411,402
Current portion of long-term borrowings	2,543,118	2,540,332
Sub-total	4,341,649	2,951,734
Long-term borrowings, excluding current portion	21,905,985	23,363,213
Total borrowings	26,247,634	26,314,947

Schedule of short-term borrowings

	As of December 31,
	2024	2025

Unsecured short-term borrowings	1,798,531	411,402

Schedule of long-term borrowings

	As of December 31,
	2024	2025

Unsecured long-term borrowings	30,743	254,986
Secured long-term borrowings	24,418,360	25,648,559
	24,449,103	25,903,545

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2024	2025

Accounts receivable	2,383,419	1,285,163
Other current assets	87,225	80,687
Property and equipment, net	8,310,725	7,859,451
Prepaid land use rights, net	16,791	7,215
Operating lease ROU assets	3,639,061	3,470,272
Other non-current assets	19,052	11,423
	14,456,273	12,714,211

Schedule of aggregate maturities of the long-term borrowings	The aggregate maturities of the above long-term borrowings for each for the five years and thereafter subsequent to December 31, 2025 are as follows:

Long-term borrowings
Twelve months ending December 31,
2026	2,540,332
2027	3,245,423
2028	3,344,093
2029	2,561,510
2030	3,895,671
Thereafter	10,316,516
25,903,545